OTHER TAX RECEIVABLE - Summary of Other Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Current Receivables [line items]
Current	R$ 745,856	R$ 1,324,203
Non-Current	1,132,703	1,074,923
Total	1,878,559	2,399,126
COFINS [member]
Trade and Other Current Receivables [line items]
Total	487,160	975,878
ICMS [member]
Trade and Other Current Receivables [line items]
Total	924,180	845,450
ICMS CIAP [member]
Trade and Other Current Receivables [line items]
Total	189,813	118,809
PIS [member]
Trade and Other Current Receivables [line items]
Total	110,904	350,867
Tax Credits [Member]
Trade and Other Current Receivables [line items]
Total	33,639	31,774
Others [member]
Trade and Other Current Receivables [line items]
Total	R$ 132,863	R$ 76,348